Stream, Royalty and Other Interests (Tables)	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Carrying Amount Related to Stream, Royalty and Other Interests

A.	Carrying Amount
As of and for the year ended December 31, 2022:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Impairment	Ending	Carrying Amount

Antamina, Peru	$-	$342,227	$342,227	$-	$5,676	$-	$5,676	$336,551

Aurizona, Brazil	11,091	-	11,091	2,867	379	-	3,246	7,845

Blyvoor, South Africa	-	106,332	106,332	-	787	-	787	105,545

Bonikro, Cote D’Ivoire	-	37,773	37,773	-	3,106	-	3,106	34,667

Caserones, Chile	-	82,678	82,678	-	1,656	-	1,656	81,022

Chapada, Brazil	69,554	7	69,561	19,845	3,060	-	22,905	46,656

Diavik, Canada	53,134	-	53,134	46,592	2,491	-	49,083	4,051

Fruta del Norte, Ecuador	33,268	-	33,268	3,594	2,416	-	6,010	27,258

Greenstone, Canada	-	107,234	107,234	-	-	-	-	107,234

Horne 5, Canada	-	78,934	78,934	-	-	-	-	78,934

Hod Maden, Turkey	5,818	201,151	206,969	-	-	-	-	206,969

Houndé, Burkina Faso	45,120	-	45,120	13,941	2,159	-	16,100	29,020

Hugo North Extension and Heruga, Mongolia	35,352	-	35,352	-	-	-	-	35,352

Mercedes, Mexico	-	70,809	70,809	-	8,144	-	8,144	62,665

Platreef, South Africa	-	186,640	186,640	-	-	-	-	186,640

Relief Canyon, USA	26,441	7	26,448	7,531	5,121	-	12,652	13,796

Vale Royalties, Brazil	117,787	-	117,787	1,444	2,537	-	3,981	113,806

Vatukoula, Fiji	27,590	(10,356)	17,234	-	2,348	-	2,348	14,886

Yamana silver stream, Argentina	74,252	9	74,261	36,298	11,994	-	48,292	25,969

Other 1	374,276	165,026	539,302	267,920	7,906	1,086	276,912	262,390

Total 2	$ 873,683	$1,368,471	$2,242,154	$400,032	$59,780	$1,086	$460,898	$1,781,256

1
Includes Santa Elena, Black Fox, Karma, Highland Valley, El Pilar, Cortez Complex (Robertson Deposit), Troilus, CEZinc, Gualcamayo, Thunder Creek, Mine Waste Solutions, Lobo-Marte, Agi Dagi & Kirazli, HM Claim, and others.

2	Stream, royalty and other i nterests includes non-depletable assets of $37.8 million and depletable assets of $1,743.5 million.

As of and for the year ended December 31, 2021:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion 1	Impairment	Ending	Carrying Amount

Aurizona, Brazil	$11,091	$-	$11,091	$2,052	$815	$-	$2,867	$8,224

Chapada, Brazil	69,554	-	69,554	16,882	2,963	-	19,845	49,709

Diavik, Canada	53,134	-	53,134	43,220	3,372	-	46,592	6,542

Fruta del Norte, Ecuador	33,267	1	33,268	1,290	2,304	-	3,594	29,674

Hod Maden, Turkey	5,818	-	5,818	-	-	-	-	5,818

Houndé, Burkina Faso	45,120	-	45,120	12,331	1,610	-	13,941	31,179

Hugo North Extension and Heruga, Mongolia	35,352	-	35,352	-	-	-	-	35,352

Relief Canyon, United States	26,441	-	26,441	2,907	4,624	-	7,531	18,910

Vale Royalties, Brazil	-	117,787	117,787	-	1,444	-	1,444	116,343

Vatukoula, Fiji	-	27,590	27,590	-	-	-	-	27,590

Yamana silver stream, Argentina	74,252	-	74,252	25,883	10,415	-	36,298	37,954

Other 2	366,949	7,327	374,276	259,801	7,711	408	267,920	106,356

Total 3	$720,978	$152,705	$873,683	$364,366	$35,258	$408	$400,032	$473,651

1
Depletion during the year ended December 31, 2021 in the Consolidated Statements of Income (loss) of $35.7 million is comprised of depletion expense for the year of $35.3 million, and $0.4 million from depletion in ending inventory as at December 31, 2020.

2
Includes Santa Elena, Black Fox, Karm
a
, Gualcamayo, Thunder Creek, Mine Waste Solutions, Lobo-Marte, Agi Dagi & Kirazli, HM Claim, and others. Stream,
r
oyalty and
o
ther interests that have not met the criteria for separate disclosure in the current period have been included in Other for the current and prior period.

3	Stream, royalty and other i nterests includes non-depletable assets of $53.9 million and depletable assets of $419.8 million.